Fair Value of Financial Instruments (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Financial Instruments
Long-term borrowings - net of current portion, carrying amount	¥ (668,380)	¥ (150,531)
Long-term borrowings - net of current portion, estimated fair value	¥ (644,499)	¥ (145,600)